Ordinary Share (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ) shares	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2024 AED (د.إ) shares	Dec. 31, 2023 $ / shares
Ordinary Share [Abstract]
Ordinary share, shares authorized	200,000,000		200,000,000		200,000,000
Current issued (in Dollars)	$ 3,000		د.إ 11,016		د.إ 11,016
Ordinary share, shares issued	30,000,000		30,000,000		30,000,000
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.0001					$ 0.0001
Worth of capital (in Dirhams)				د.إ 10,363,887